Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Cash and cash equivalents

23.Cash and cash equivalents

	31 December	31 December
	2024	2023
Cash in hand	496	483
Banks	63,671,048	72,225,583
- Demand deposits	4,606,177	6,086,541
- Time deposits	46,690,906	66,139,042
- Receivables from reverse repo	12,373,965	-
Impairment loss provision	(9,790)	(67,410)
Other (*)	5,272,579	-
	68,934,333	72,158,656

(*) It consists of US Treasury Bills with a maturity on 16 January 2025 and 23 January 2025.

As of 31 December 2024, the average effective interest rates of TL, USD, EUR and RMB time deposits are 47.4%, 2.7%, 2.7% and 0.3% (31 December 2023: 42.2%, 4.1%, 3.7% and 0.7%) respectively.

As of 31 December 2024, average maturity of time deposits is 35 days (31 December 2023: 39 days).

As of 31 December 2024, the effective interest rates of USD receivables from reverse repo are 4.0%. As of 31 December 2024, maturity of receivables from reverse repo is 3 January 2025.

Reconciliation of cash and cash equivalents in consolidated statement of cash flows:

	31 December	31 December
	2024	2023
Cash and cash equivalents	68,934,333	72,158,656
Interest accrual of cash and cash equivalents	(280,270)	(247,298)
Asset held for sale (Note 3)	-	5,800,335
Total	68,654,063	77,711,693